Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Debt instruments	¥2,620,759	¥2,820,665
Equity instruments	84,354	82,304

Total financial assets at fair value through profit or loss	¥2,705,113	¥2,902,969